FTVIPT SAI-4

                                  SUPPLEMENT
                            DATED JANUARY 26, 2006
              TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OF
                     FRANKLIN TEMPLETON VARIABLE INSURANCE
                          PRODUCTS TRUST (THE TRUST)
                               DATED MAY 1, 2005

This supplement makes the following changes to the SAI of the Trust:

I. In section 5.22, "Policies and Procedures Regarding the Release of Portfolio Holdings", the following is added to the second bullet point which starts with "Service Providers to the Trust that receive portfolio holdings information....":

        BROKERAGE ANALYTICAL SERVICES: Sanford Berstein, Brown Brothers Harriman, Royal Bank of Canada Capital Markets, JP Morgan Securities Inc.;

II. In Section 8.1.1, the following replaces the first sentence in the third paragraph following the table:

        Advisers is the sub-advisor for Global Asset Allocation Fund, Asset Management is the sub-advisor for Growth Securities Fund and Investment Management is the sub-advisor for Mutual Discovery Securities Fund.

III. In section 8.3.1, "Other Accounts Managed by Portfolio Managers":

a) The listing of Sam Kerner is deleted.

b) The following is added after the existing table:

           For the portfolio managers indicated, the following table lists the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category as of November 30, 2005:

 ---------------------------------------------------------------------------
 FUND AND  NUMBER     ASSETS    NUMBER    ASSETS     NUMBER    ASSETS
 PORTFOLIO OF         OF        OF        OF OTHER   OF        OF
 MANAGERS  OTHER      OTHER     OTHER     POOLED     OTHER     OTHER
           INVESTMEN  INVESTMEN POOLED    INVESTMENT ACCOUNTS  ACCOUNTS
           COMPANIES  COMPANIES INVESTMEN MANAGED    MANAGED/2 MANAGED
           MANAGED/1  MANAGED   VEHICLES  ($ X 1               ($ X 1
                      ($ X 1    MANAGED   MILLION)             MILLION)/2
                      MILLION)/1
 ---------------------------------------------------------------------------
 (FRANKLIN
 GROWTH
 AND
 INCOME
 SECURITIES
 FUND)
 Alan
 Muschott         2  1,722.2        0         0       0       0

 (FRANKLIN
 REAL
 ESTATE
 FUND)
 Alyssa           1  1,082.0        0         0      13     7.8
 Johnson
---------------------------------------------------------------------------
1. These figures represent registered investment companies other than the Funds included in the Trust's SAI.
2. The various accounts listed are managed by a team of investment professionals. Accordingly, the individual manager listed would not be solely responsible for managing such listed amounts.

IV. In section 8.34, "Portfolio Manager Ownership of Fund Shares," the following is added at the end of the existing text:

           On November 30, 2005, neither Alan Muschott nor Alyssa Johnson had any investments in separate accounts or qualified pension plans that invested in shares of the Funds they manage.


                   PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.